Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued and filed with this Form 10Q:

Share Issuance

During April to May 2015, the Company issued 2,660 shares of Common Stock (valued at $5,000) to Steven Girgenti, in consideration for services provided to the Board of Directors, and 925 and 1,849 shares of Common Stock respectively (valued at $1,563 and $3,125 respectively) to Alvaro Pascual-Leone and Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During April 2015 the Company issued 4,630 shares of Common Stock (valued at $8,333) to Acorn Partners in accordance with the terms of the Acorn Agreement.

14. SUBSEQUENT EVENTS

Share Issuance

During January to March 2015, the Company issued 2,717 shares of Common Stock (valued at $5,000) to Steven Girgenti, 919 shares of Common Stock (valued at $1,562) to Alvaro Pascale-Leone and 1,838 share of Common Stock (valued at $3,125) to Josef Zihl.

During January 2015, the Company issued 13,889 shares of Common Stock (valued at $25,000) to Acorn Management Partners, LLC, in respect of an investor relations services agreement.

Other Subsequent Events

In March 2015 Vycor agreed to pay $65,000 in cash to purchase a portfolio of two pending United States patent applications which disclose approaches to integrating surgical navigation systems into optically-transparent neurosurgical obturators.